Related Party Transactions (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Unsecured Credit Facility [Member]
Related Party Transactions [Line Items]
Advance to related party	$ 0.5	$ 1.0
NUAG [Member]
Related Party Transactions [Line Items]
Cost for services rendered and expenses incurred			$ 0.7	$ 0.9
TIN [Member]
Related Party Transactions [Line Items]
Cost for services rendered and expenses incurred			$ 0.1	$ 0.2
Advance to related party		$ 0.5
Shares received (in Shares)		350,000